Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010
Income Statement [Abstract]
Net sales	$ 2,269.0	$ 2,098.6		$ 2,838.1	$ 2,732.2	[1]	$ 2,698.0	[1],[2]
Cost of sales	736.0	669.9		894.4	838.7		819.9
Gross profit	1,533.0	1,428.7		1,943.7	1,893.5		1,878.1
Selling, general and administrative expense	886.7	800.9		1,053.3	1,041.7		1,042.3
Research and development expense	107.2	93.2		126.8	119.4		106.6
Amortization	230.2	250.0		327.2	367.9		372.6
Goodwill and intangible assets impairment charge	334.1	0	[3]	529.8	941.4	[3]	0	[3]
Operating income (loss)	(25.2)	284.6		(93.4)	(576.9)		356.6
Interest expense	310.8	363.4		479.8	498.9		516.4
Other (income) expense	172.4	9.3		17.6	(11.2)		(18.1)
Other expense, net	483.2	372.7		497.4	487.7		498.3
Loss before income taxes	(508.4)	(88.1)		(590.8)	(1,064.6)		(141.7)
Benefit from income taxes	(106.2)	(18.4)		(132.0)	(214.8)		(94.1)
Net loss	(402.2)	(69.7)	[3]	(458.8)	(849.8)	[3]	(47.6)	[3]
Other comprehensive income (loss), net of tax:
Change in unrealized holding value on available for sale securities	3.6	4.4		4.3	(6.0)		1.8
Interest rate swap unrealized gain	5.9	17.4		13.1	19.5		11.3
Foreign currency related gains (losses)	(56.2)	(26.8)		(62.1)	264.4		(96.5)
Unrecognized actuarial gain (loss) on pension assets	0	(0.3)		(4.2)	4.5		3.5
Net loss	(46.7)	(5.3)		(48.9)	282.4		(79.9)
Comprehensive loss	$ (448.9)	$ (75.0)		$ (507.7)	$ (567.4)		$ (127.5)

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.
[3]	Certain amounts have been adjusted to conform to the current presentation.